Reconciliation of Liabilities arising from Financing Activities	12 Months Ended
Dec. 31, 2022
Reconciliation of Liabilities arising from Financing Activities [Abstract]
Reconciliation of liabilities arising from financing activities

Note 23 — Reconciliation of liabilities arising from financing activities

	Loan payable	Loan from a shareholder	Lease liabilities	Total
	EUR	EUR	EUR	EUR
At January 1, 2020	-	-	4,474	4,474
Financing cash flows	25,000	-	(1,883)	23,117
Interest expenses	-	-	28	28
At December 31, 2020	25,000	-	2,619	27,619
Financing cash flows	-	20,000	(56,996)	(36,996)
New leases entered	-	-	425,250	425,250
Interest expenses	-	-	2,234	2,234
At December 31, 2021	25,000	20,000	373,107	418,107
Financing cash flows	(3,084)	(20,000)	(86,196)	(109,280)
New leases entered	-	-	22,752	22,752
Change on modification of lease	-	-	(5,933)	(5,933)
Interest expenses	-	-	3,680	3,680
At December 31, 2022	21,916	-	307,410	329,326

Net proceeds from shares issuance for cash in 2022 was EUR1,346,607 (2021 and 2020: nil).